Subsequent Events (Narrative) (Details)	1 Months Ended			3 Months Ended	6 Months Ended			12 Months Ended
	Nov. 08, 2024 Share $ / shares	Oct. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 Share $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 USD ($) Share	Sep. 30, 2023 USD ($)	Mar. 31, 2024 shares	Oct. 01, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share				85,536		154,928
Exercise price of stock options forfeited | $ / shares				$ 10.55	$ 8.2
Number of shares issued								274,534
Proceeds from issuing shares | $						$ 2,325,750	$ 520,892
Underwritten offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			1,500,000
Proceeds from issuing shares | $			$ 2,325,750
Warrants issued to purchase common shares			1,575,000
Exercise price of warrants issued | $ / shares			$ 1.82
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share	33,000
Exercise price of stock options forfeited | $ / shares	$ 4.05
Events after reporting period [Member] | FWP Holdings LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $									$ 475,000
Events after reporting period [Member] | Underwritten offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		3,000,000
Proceeds from issuing shares | $		$ 3,000,000
Events after reporting period [Member] | Underwriter Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued to purchase common shares		150,000
Exercise price of warrants issued | $ / shares		$ 1.25